Balance Sheet (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, number of shares authorized	4,000,000	4,000,000	4,000,000
Preferred stock, shares issued	200,592	137,672	137,672
Preferred stock, shares outstanding	200,592	137,672	137,672
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, number of shares authorized	6,000,000	6,000,000	6,000,000
Common stock, shares issued	738,331	738,331	675,281
Common stock, shares outstanding	738,331	738,331	675,281
HCM II Acquisition Corp
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, number of shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Ordinary Shares Subject to Possible Redemption | HCM II Acquisition Corp
Ordinary shares subject to possible redemption, shares	23,000,000	23,000,000
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 10.55	$ 10.23
Class A Ordinary Shares | HCM II Acquisition Corp
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, number of shares authorized	200,000,000	200,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Class B Ordinary Shares | HCM II Acquisition Corp
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, number of shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000